STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Authorized capital, description	The Company is authorized to issue seven hundred fifty million (750,000,000) shares of Common Stock, par value $0.001 per share and ten million (10,000,000) shares of preferred stock, par value $0.001 per share, of which twenty-five thousand shares (25,000) have been designed as Series A Convertible Redeemable Preferred Stock, par value $0.001 per share
Common stock shares, issued	172,694,837	172,694,837	161,704,695
Common stock shares, outstanding	172,694,837	172,694,837	161,704,695
Convertible note description		Company acquired a convertible note from Ault Lending, in the principal amount of $102,000. The convertible note accrued interest at 10% per annum, is due on December 15, 2023. The principal, together with any accrued but unpaid interest on the amount of principal, was convertible into shares of Common Stock at Ault Lending’s option at a conversion price of $0.01 per share. On October 12, 2022, Ault Lending converted the principal and accrued interest on the note in the aggregate amount of $109,901, into 10,990,142 shares of Common Stock.
Preferred stock, shares issued	25,000	25,000	25,000
Preferred stock, shares outstanding	25,000	25,000	25,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common stock shares, issued	25,000
Common stock shares, outstanding	25,000
Preferred stock, shares issued		25,000
Preferred stock, shares outstanding		25,000
Preferred stock, stated value		$ 1,000
Preferred stock, aggregate value		$ 25,000,000
Dividend rate		8.00%